Stockholders' Equity (Narratives) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 01, 1997	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock
Initial Capitalization	$ 206,600,000
Share-Based Compensation
Fair value assumptions, method used		The fair value of restricted stock awards is determined based on the number of shares granted and the quoted price of GCI's common stock.??
Fair value of options vested		50,000	78,000	560,000
Intrinsic value of options exercised		100,000	200,000	1,300,000
Cash received from exercise of stock options		500,000	600,000	2,100,000
Weighted average grant date fair value of awards granted		$ 10.04	$ 8.30	$ 9.23
Share-based compensation expense		8,400,000	6,600,000	5,000,000
GCI 401(k) Plan
Matching contributions		9,100,000	8,200,000	7,500,000
Class A Common Stock
Common Stock
Common stock, shares issued	100	100.0	100.0
Share-Based Compensation
Number of shares authorized		15,700,000.0
Number of shares available for grant		2,400,000.0
Stock Options [Member]
Share-Based Compensation
Vesting period		5 years
Expiration period		10 years
Weighted average period for recognition of unvested shares		0 years 1 month 6 days
Restricted Stock [Member]
Share-Based Compensation
Vesting period		3 years
Unrecognized share-based compensation expense		$ 9,600,000
Unvested restricted stock awards		1,700,000
Weighted average period for recognition of unvested shares		2 years 1 month 17 days